Consolidated Variable Interest Entities - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) Entity	Dec. 31, 2016 Entity
Variable Interest Entity [Line Items]
Number of consolidated variable interest entities		3
Number of newly consolidated variable interest entities	2
Non-cash capital lease obligation reduction | $	$ 24
Hotel VIEs [Member]
Variable Interest Entity [Line Items]
Number of consolidated variable interest entities	2	2
Condo management VIE [Member]
Variable Interest Entity [Line Items]
Number of consolidated variable interest entities		1
Unconsolidated investments in affiliates [Member]
Variable Interest Entity [Line Items]
Number of deconsolidated variable interest entities		1